(LOSS) EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Less: net income/(loss) from discontinuing operations	¥ (11,980)	$ (1,687)	¥ 87,295	¥ 33,508
Net (loss)/income from continuing operations	¥ 22,334	$ 3,146	¥ (2,062)	¥ (509,288)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	53,873,945	53,873,945	54,657,222	56,260,925
Dilutive effect of outstanding share options	1,460,629	1,460,629	3,073,450	1,369,440
Denominator for diluted (loss) earnings per share	55,334,574	55,334,574	57,730,672	57,630,365
Basic earnings(loss) from discontinued operation per ADS | (per share)	¥ (1.11)	$ (0.16)	¥ 7.99	¥ 2.98
Diluted earnings(loss) from discontinued operation per ADS | (per share)	(1.11)	(0.16)	7.56	2.91
Basic (loss) earnings from continuing operations per ADS | (per share)	1.94	0.27	(0.35)	(45.15)
Diluted (loss) earnings from continuing operations per ADS | (per share)	¥ 1.89	$ 0.27	¥ (0.35)	¥ (45.15)